Share-based compensation	12 Months Ended
Dec. 31, 2014
Share-based compensation
Share-based compensation

20.Share-based compensation

As of December 31, 2014, the Company had two share-based compensation plans, which is described below.

On August 18, 2006, the shareholders of the Company approved the 2006 Stock Incentive Plan (the “2006 Plan”), which permits the grant of share options and shares to its eligible recipients for up to 8,656,000 ordinary shares plus a number of ordinary shares equal to 10% of any additional share capital of the Company issued following the effective date of the 2006 Plan. The Group believes that such awards better align the interests of its employees with those of its shareholders.

On June 30, 2014, the shareholders of the Company approved the 2014 Stock Incentive Plan (the “2014 Plan”). Under the 2014 Plan, the Company may grant options to purchase 10% of its total issued and outstanding shares as of the date when the board approves the 2014 Plan; provided that, the shares reserved in the award pool shall be increased automatically if and whenever the unissued shares reserved in the award pool accounts for less than 1% of the total then issued and outstanding shares, as a result of which increase the shares unissued and reserved in the award pool immediately after each such increase shall equal to 10% of the then issued and outstanding shares.  The Group believes that such awards better align the interests of its employees with those of its shareholders. In general, the plan administrator determines or the evidence of the award specifies, the vesting schedule for each option grant.

a)Options

During the year ended December 31, 2014, the Company granted 3,660,000 ordinary share options to certain of its employees. The exercise price of the options ranges from US$ 1.76 to US$ 1.89.

The Group recognized a pre-tax charge of RMB 12,980, RMB 3,558 and RMB 14,544 (included in selling, general, and administrative expenses and manufacturing overhead, of which RMB 1,256, RMB 372 and RMB 3 was capitalized in the cost of inventory as of December 31, 2012, 2013 and 2014, respectively), for the years ended December 31, 2012, 2013 and 2014 associated with the expensing of stock options, respectively.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2012 was US$ 1.4. No option grants were made in 2013. The weighted-average grant-date fair value of options granted during the year ended December 31, 2014 was US$ 1.88. The compensation that has been charged for the option, net of the amounts reversed for options forfeited in excess of amounts estimated at the grant date was RMB 11,724, RMB 3,186 and RMB 14,541 for the years ended December 31, 2012, 2013 and 2014, respectively. The amounts reversed associated with options forfeited were RMB 1,616, RMB 577 and RMB 774 for the years ended December 31, 2012, 2013 and 2014, respectively.  The total income tax benefit recognized in the income statement for share-based compensation arrangements was nil for the periods.

The Group used the forfeiture rate of 9.82%, 10.92% and 10.05% respectively for the years ended 2012, 2013 and 2014.

As of December 31, 2012, 2013 and 2014, there was RMB 3,788, RMB 92 and RMB 13,781 of total unrecognized compensation cost related to non-vested share-based employees arrangements granted under the Plan, respectively. The cost is expected to be recognized over a remaining weighted-average period of 25 months.

The Company expects to issue new shares to satisfy share option exercises.

These options will become fully vested upon a change in control or on any date at the discretion of the plan administrator. The fair value of option grant is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions for options granted to employees during the years ended December 31, 2012, 2013 and 2014 respectively:

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Average risk-free rate	1.09%~1.27%	—	1.80%~2.01%
Weighted average expected option life	5.75 years	—	6 years
Volatility rate	80.5%	—	56.22%~100.06%
Dividend	—	—	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)

The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

The following table summarizes information with respect to share options outstanding on December 31, 2014:

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2011	2,690,650	6.71	7.17	—
Granted	2,207,000	1.40
Forfeited	(540,600)	4.60
Exercised	—	—
Outstanding at December 31, 2012	4,357,050	4.28	7.62	—
Granted	—
Forfeited	(1,373,750)	1.37
Exercised	(401,750)	1.37
Outstanding at December 31, 2013	2,581,550	4.79	6.40	612
Granted	3,660,000	1.88
Forfeited	(296,500)	2.21
Exercised	(268,750)	1.37
Outstanding at December 31, 2014	5,676,300	3.21	7.59	279
Exercisable at December 31, 2014	2,261,300	5.23	5.19	273

The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 was $0, $134 and $186, respectively.

b)Restricted share units (“RSU”)

RSUs are commitments made to issue ordinary shares at the time that each underlying RSU vests. The RSUs are not legally issued ordinary shares nor do they comprise outstanding ordinary shares and therefore, do not give their holders voting or dividend rights.

Upon vesting, the shares will be issued by the Company.

The following table summarizes information with respect to RSUs outstanding on December 31, 2014:

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2011	2,493,000	5.17
Granted	90,000	0.79
Vested	(95,000)	5.92
Forfeited	(50,000)	5.85
Nonvested at December 31, 2012	2,438,000	4.97
Granted	—	—
Vested	(1,281,890)	5.04
Forfeited	(140,000)	4.28
Nonvested at December 31, 2013	1,016,110	4.95
Granted	90,000	1.99
Vested	(85,000)	5.11
Forfeited	(62,500)	5.52
Nonvested at December 31, 2014	958,610	4.62

For RSUs, the Company recognized a pre-tax charge of RMB 20,249, RMB 5,843 and RMB 1,737 (included in selling, general, and administrative expenses) for the years ended December 31, 2012, 2013 and 2014, respectively. Unrecognized compensation expense related to the RSUs as of December 31, 2013 and 2014 were RMB 2,437 and RMB 536, respectively. The cost is expected to be recognized over a remaining weighted average period of 5 months.  The fair value of shares vested during the years ended December 31, 2012, 2013 and 2014 was RMB 997, RMB 2,182 and RMB 1,000, respectively.